Management of Capital (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of capital
	Years ended December 31
	2021	2020
Equity	$157,355	$166,272
Less: cash	(3,259)	(15,361)
	$154,096	$150,911